Stock Based Compensation (Details) - USD ($)						1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 02, 2026	Dec. 22, 2025	Nov. 13, 2025	Dec. 31, 2024	Nov. 13, 2024	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Feb. 26, 2026
Stock Based Compensation [Line Items]
Share-based compensation expense								$ 178	$ 6,000	$ 18,825,000	$ 230,000
Issuance of common stock						688,943	1,850,000
Exercise price per share					$ 2.39		$ 3.65					$ 1
Par value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Stock options value									$ 478,000
Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Issuance of common stock			3,950,000
Par value			$ 0.0001
Restricted shares										105,000
Restricted estimated value										$ 509,000
Equity Option [Member]
Stock Based Compensation [Line Items]
Issuance of common stock					100,000
Shares exercised										100,000
Employees [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Issuance of common stock			3,370,000
Employees [Member] | 2025 Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Issuance of common stock			475,000
Directors and Consultants [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Issuance of common stock		3,370,000
Director [Member] | 2025 Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Stock options value			$ 18,648,000
Common Stock [Member]
Stock Based Compensation [Line Items]
Issuance of common stock	73,170
Stock options value				$ 0			$ 8,545,000
Common Stock [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Shares exercised			85,710